Financial instruments: classification - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Fair value of assets
Other financial assets - securities	£ 775,858	£ 799,491
Carrying value, Financial liabilities	731,973	755,667
Cash and balances at central banks
Fair value of assets
Other financial assets - securities	151,511	124,489
Items where fair values approximates carrying value | Cash and balances at central banks
Fair value of assets
Other financial assets - securities	151,500	124,500
Items where fair values approximates carrying value | Settlement balances
Fair value of assets
Other financial assets - securities	7,800	2,300
Items where fair values approximates carrying value | Loans to banks - amortised cost
Fair value of assets
Other financial assets - securities	300	100
Carrying value | Loans to banks - amortised cost
Fair value of assets
Other financial assets - securities	7,900	6,900
Carrying value | Loans to customers - amortised cost
Fair value of assets
Other financial assets - securities	362,700	360,500
Carrying value | Securities
Fair value of assets
Other financial assets - securities	9,000	9,800
Fair value | Loans to banks - amortised cost
Fair value of assets
Other financial assets - securities	7,900	6,900
Fair value | Loans to banks - amortised cost | Level 2
Fair value of assets
Other financial assets - securities	5,000	3,800
Fair value | Loans to banks - amortised cost | Level 3
Fair value of assets
Other financial assets - securities	2,900	3,100
Fair value | Loans to customers - amortised cost
Fair value of assets
Other financial assets - securities	359,800	359,200
Fair value | Loans to customers - amortised cost | Level 2
Fair value of assets
Other financial assets - securities	25,300	25,200
Fair value | Loans to customers - amortised cost | Level 3
Fair value of assets
Other financial assets - securities	334,500	334,000
Fair value | Securities
Fair value of assets
Other financial assets - securities	9,100	10,100
Fair value | Securities | Level 1
Fair value of assets
Other financial assets - securities	5,400	5,900
Fair value | Securities | Level 2
Fair value of assets
Other financial assets - securities	900	1,200
Fair value | Securities | Level 3
Fair value of assets
Other financial assets - securities	£ 2,800	£ 3,000